Supplement to the
Fidelity® Small Cap Growth Fund
Class A, Class M, Class C, Class I, and Class Z
September 28, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.
The fund is currently closed to new investors. For more information, see the "Additional Information about the Purchase and Sale of Shares" section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.
ASCP-SUSTK-1024-108 1.9881430.108	October 16, 2024
Supplement to the
Fidelity® Small Cap Growth Fund
September 28, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.
The fund is currently closed to new investors. For more information, see the "Additional Information about the Purchase and Sale of Shares" section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.
SCP-SUSTK-1024-104 1.9886605.104	October 16, 2024